Supplementary Financial Statement Information (Temporary Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Temporary investments	$ 2,904	$ 1,752